Note 3 - Balance Sheet Components - Schedule of Accrued Expenses (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Accrued license fees (current portion)	$ 2,000,000	$ 3,000,000
Payroll-related liabilities	550,810	269,000
Other accrued expenses	449,402	108,826
Total accrued expenses	$ 3,000,212	$ 3,377,826